STOCK-BASED COMPENSATION (Schedule of Warrants Issued, Exercised and Expired)) (Consulting services agreement [Member], Medbox, Inc [Member], Warrants [Member], USD $)	0 Months Ended	9 Months Ended
	May 27, 2014	Sep. 30, 2014	May 19, 2014
Consulting services agreement [Member] | Medbox, Inc [Member] | Warrants [Member]
Shares
Balance at the beginning of the period			33,000
Issued	10,825	166,665
Exercised	(33,333)	(33,333)
Expired
Balance at the end of the period		133,332	33,000
Weighted Avg. Exercise Price
Balance at the beginning of the period
Issued		$ 6.65
Exercised	$ 6.42	$ 6.42
Expired
Balance at the end of the period		$ 6.70